Reporting Segment and Geographic Information - Schedule of Significant Expenses (Details) - Other Operating Segment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant and other segment expenses:
Salaries and related benefits, including SBC, net	$ 21,865	$ 19,178	$ 17,843
Clinical trials, subcontractors and materials, net	6,198	7,784	5,536
Professional, legal and marketing expenses	3,149	4,412	5,935
Other segment items 1	4,830	4,306	2,822
Financial expenses (income), net	(4,298)	(6,539)	1,606
Tax on income	6	16	20
Segment net loss	$ 31,750	$ 29,157	$ 33,762